Taxes On Income (Schedule Of Uncertain Tax Positions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at the beginning of the year	$ 53,267	$ 59,944
Additions related to interest and currency translation	4,116
Additions related to interest and currency translation		4,582
Additions based on tax positions related to prior period	947	11,543
Reductions related to tax positions taken during a prior period	(167)	(152)
Reductions related to settlement of tax matters	(11,365)	(40,648)
Additions based on tax positions taken during the current period ()	15,232	18,272
Reductions related to a lapse of applicable statute of limitation	(1,934)	(274)
Balance at the end of the year	$ 60,096	$ 53,267